CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
REVENUES :
Oil sales	$ 67,498	$ 126,755
Natural gas liquid sales	10,239	21,249
Natural gas sales	15,995	35,167
Gains (losses) on commodity derivative contracts - net	(19,293)	2,079
Other	315	678
Total revenues	74,754	185,928
EXPENSES :
Lease operating and workover	21,758	45,020
Gathering and transportation	3,931	7,369
Severance and other taxes	2,505	6,069
Asset retirement accretion	390	835
Depreciation, depletion, and amortization	55,255	113,683
Impairment in carrying value of oil and gas properties	498,389	673,056
General and administrative	11,461	23,115
Acquisition and transaction costs	251	251
Debt restructuring costs	34,398	36,141
Other		73
Total expenses	628,338	905,612
OPERATING INCOME (LOSS)	(553,584)	(719,684)
OTHER INCOME (EXPENSE):
Interest income	27	36
Interest expense - net of amounts capitalized	(44,880)	(81,382)
Total other expense	(44,853)	(81,346)
LOSS BEFORE TAXES	(598,437)	(801,030)
Income tax benefit		9,041
NET LOSS	(598,437)	(791,989)
Preferred stock dividend	(669)	(800)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (599,106)	$ (792,789)
Basic and diluted net loss per share attributable to common shareholders	$ (88.44)	$ (117.45)
Basic and diluted weighted average number of common shares outstanding	6,774	6,750